Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
American Customer Satisfaction ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	33.92%	12.49%	12.45%
American Customer Satisfaction Investable Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.91%	13.23%	13.24%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.98%	15.44%